Provisions - Schedule of Current and Non-Current Provisions (Details) - CAD ($) $ in Millions	Apr. 02, 2023	Apr. 03, 2022	Mar. 28, 2021
Provisions [abstract]
Current provisions	$ 21.6	$ 18.5
Non-current provisions	36.5	31.3
Provisions	$ 58.1	$ 49.8	$ 45.6